Summary of financial assets and liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 651,521	$ (164,224)	$ 188,703	$ (835,003)
Financial assets [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	775,501	725,459	427,693	782,688
Financial liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ (123,980)	$ (889,683)	$ (238,990)	$ (1,617,691)